Income and mining taxes - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 761.3	$ 880.0
Other temporary differences
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	51.7
Mining tax
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	403.5	$ 570.0
Canada | Unused capital losses
Income and mining taxes [Line Items]
Capital loss carry-forwards	$ 35.9